DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Maximum Credit Exposure of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Third party trade receivables (Note 18)	$ 17,754	$ 21,318
Finance lease receivable	684	835
Cash & cash equivalents (Note 19)	15,231	30,277	$ 57,607	$ 77,109
Short term investments (Note 20)	1,169
Total maximum credit exposure	$ 34,838	$ 52,430